Notes Payable (Details Narrative) - USD ($)		2 Months Ended	6 Months Ended
	Jun. 05, 2020	May 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Financing agreements		$ 395
Notes bear interest		10.90%	8.30%
Principal interest price per share		$ 21
Principal payments			$ 38
Loans receivable	$ 150		50	$ 56
EID Loan [Member]
Notes bear interest	3.75%
Principal interest price per share	$ 0.7
Notes Payable [Member]
Principal payments			$ 6